MFS VARIABLE INSURANCE TRUST II

                      (formerly, MFS/Sun Life Series Trust)

                           MFS Total Return Portfolio
                          MFS Strategic Value Portfolio


Supplement to the Current Statement of Additional Information - Part I

Effective Immediately, the sub-heading entitled "Appendix D - Other Accounts", under the section entitled "Portfolio Manager(s)" for the Total Return Series and Strategic Value series only, is hereby restated as follows:

Other Accounts. In addition to the Fund, each Fund's portfolio manager is responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which, as of December 31, 2007 were as follows:

--------------- --------------- --------------------------- -------------------------- -------------------------
                                  Registered Investment     Other Pooled Investment
                                        Companies                   Vehicles                Other Accounts
--------------- --------------- --------------------------- -------------------------- -------------------------
--------------- --------------- -------------- ------------ ------------- ------------ ------------- -----------
                     Name         Number of       Total      Number of       Total      Number of    Total
                                  Accounts*      Assets*      Accounts      Assets       Accounts      Assets
--------------- --------------- -------------- ------------ ------------- ------------ ------------- -----------
--------------- --------------- -------------- ------------ ------------- ------------ ------------- -----------
Total Return
Series
--------------- --------------- -------------- ------------ ------------- ------------ ------------- -----------
--------------- --------------- -------------- ------------ ------------- ------------ ------------- -----------
                Nevin P.                          $37.0                      $2.0                    $10.5
                Chitkara             22          billion         3          billion         22        billion
--------------- --------------- -------------- ------------ ------------- ------------ ------------- -----------
--------------- --------------- -------------- ------------ ------------- ------------ ------------- -----------
                William P.                        $21.3
                Douglas               7          billion         0            N/A           0           N/A
--------------- --------------- -------------- ------------ ------------- ------------ ------------- -----------
--------------- --------------- -------------- ------------ ------------- ------------ ------------- -----------
                Steven R.                         $37.0                      $2.0                    $10.5
                Gorham               22          billion         3          billion         22        billion
--------------- --------------- -------------- ------------ ------------- ------------ ------------- -----------
--------------- --------------- -------------- ------------ ------------- ------------ ------------- -----------
                Richard O.                        $24.0                                              $37.2
                Hawkins              11          billion         0            N/A           1         million
--------------- --------------- -------------- ------------ ------------- ------------ ------------- -----------
--------------- --------------- -------------- ------------ ------------- ------------ ------------- -----------
                Gregory W.                        $22.0
                Locraft, Jr.          9          billion         0            N/A           0           N/A
--------------- --------------- -------------- ------------ ------------- ------------ ------------- -----------
--------------- --------------- -------------- ------------ ------------- ------------ ------------- -----------
                Michael W.                        $24.4                      $95.0                   $32.4
                Roberge              10          billion         1          million         1         million
--------------- --------------- -------------- ------------ ------------- ------------ ------------- -----------
--------------- --------------- -------------- ------------ ------------- ------------ ------------- -----------
                Brooks A.                         $21.3
                Taylor                7          billion         0            N/A           0           N/A
--------------- --------------- -------------- ------------ ------------- ------------ ------------- -----------
--------------- --------------- -------------- ------------ ------------- ------------ ------------- -----------
Strategic
Value Series
--------------- --------------- -------------- ------------ ------------- ------------ ------------- -----------
--------------- --------------- -------------- ------------ ------------- ------------ ------------- -----------
                Gregory W.                        $22.0
                Locraft, Jr.          9          billion         0            N/A           0           N/A
--------------- --------------- -------------- ------------ ------------- ------------ ------------- -----------

----------------

* Includes the Fund.

Advisory fees are not based upon performance of any of the accounts identified in the table above.


                The date of this Supplement is February 15, 2008.